Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Income Statement [Abstract]
Revenues	$ 65,061,953	$ 63,936,185
Cost of revenues	(34,642,649)	(31,689,117)
Gross profit	30,419,304	32,247,068
Operating expenses:
Selling and marketing	9,179,160	6,291,228
General and administrative	3,482,459	1,951,259
Research and development	2,358,968	2,161,708
Total operating expenses	15,020,587	10,404,195
Operating income	15,398,717	21,842,873
Other income (expenses):
Interest income	74,929	42,038
Interest expense	(98,086)	(83,549)
Other income	156,562	103,771
Total other income	133,405	62,260
Income before income taxes	15,532,122	21,905,133
Income tax provision	(2,844,087)	(3,183,154)
Net income	12,688,035	18,721,979
Other comprehensive income :
Foreign currency translation adjustments	(3,356,032)	(2,985,586)
Comprehensive income	$ 9,332,003	$ 15,736,393
Basic and diluted earnings per ordinary share
Basic and diluted	$ 0.53	$ 0.81
Weighted average number of ordinary shares outstanding
Basic and diluted	23,843,836	23,000,000